Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	85 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000235057
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000235057
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	11.19%	12.13%
NACC2 Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	17.49%	10.06%	9.38%